UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09147

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Income Trusts Annual Report November 30, 2012

California (CEV)    •    Massachusetts (MMV)     •    Michigan (EMI)    •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2012

Eaton Vance

Municipal Income Trusts

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	60

Federal Tax Information	61

Dividend Reinvestment Plan	62

Management and Organization	64

Important Notices	67

Eaton Vance

Municipal Income Trusts

November 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In December 2011, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment and what the markets perceived as a successful restructuring of Greek debt. Then in May 2012, the third annual mid-year economic slowdown arrived, instigated by renewed concerns in Europe, slowing growth in China and continuing political uncertainty in the United States with the upcoming presidential election.

Despite a slowdown in consumer spending and weakening employment data, however, stocks moved upward intermittently from June 2012 through early fall — in part because investors anticipated that worsening economic news would prompt the U.S. Federal Reserve to initiate another round of quantitative easing to stimulate the economy, which it did in September 2012. U.S. Treasury yields, meanwhile, fell to all-time lows in July 2012. In the final weeks of the period, however, during the run-up to the election and after President Obama’s victory, the equity market retreated as investors turned their attention to the so-called fiscal cliff, the automatic triggering of spending cuts and expiration of tax cuts set to occur on New Year’s Day 2013.

Against this backdrop, municipal bonds rallied during the one-year period ended November 30, 2012, led by the long end of the yield curve. The Barclays Capital Municipal Bond Index2 — an unmanaged index of municipal bonds traded in the United States — returned 10.17% for the period, while the Funds’ benchmark, the Barclays Capital Long (22+) Municipal Bond Index (the Index), returned 16.10%. As yields on high quality bonds fell, investors moved out on the yield curve, buying longer-maturity municipal bonds to potentially take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower-quality, higher-yielding issues over higher-quality bonds. As a result, longer-duration, lower credit-quality bonds were the best performers in the municipal space during the period.

Municipal bonds offered higher taxable-equivalent yields than Treasuries for much of the period. The ratio of 30-year AAA6 municipal yields to 30-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 125.9%, making municipal bonds attractive relative to Treasuries. After the election, however, investors seemed to view Obama’s win as an indication that marginal tax rates were likely to go up. That sentiment led to higher demand for tax-exempt municipals, driving the municipal-to-Treasury yield ratio down to 87.9% at period-end on November 30, 2012. For the one-year period, municipal bonds outperformed Treasuries.

Fund Performance

For the fiscal year ended November 30, 2012, all of the Funds’ shares at net asset value (NAV) outperformed the 16.10% return of the Index.

The Funds’ overall strategy is to invest in bonds with maturities of 10 years or more, in order to capture their generally higher yields and potentially greater income payments at the long end of the yield curve. Management tends to hedge to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures in seeking to provide downside protection.

For all Funds except the Massachusetts Fund, an overweighting in zero-coupon bonds — which were the strongest-performing coupon structure in the Index during the period — contributed to those Funds’ relative outperformance versus the Index. However, security selection in the zero-coupon issues detracted from results relative to the Index for all Funds, as none was able to beat the 38.10% return of the zero-coupon allocation in the Index.

The Funds’ use of leverage5 contributed to the outperformance of all Funds versus the Index during the one-year period. In managing the Funds, management employs leverage to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market. Leverage magnifies the Funds’ exposure to their underlying investments in both up and down markets. During this period of strong performance by municipal bonds, leverage was a key contributor to the Funds’ relative outperformance versus the unleveraged Index.

As a risk-management tactic within the overall Fund strategy mentioned above, interest-rate hedging is intended to moderate performance on both the upside and the downside of the market. During the one-year period, when municipal bonds and Treasuries performed strongly, the hedging strategy moderated a portion of the positive performance versus the Index of all Funds to various degrees.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Income Trusts

November 30, 2012

Management’s Discussion of Fund Performance—continued

State-specific Results

Eaton Vance California Municipal Income Trust shares at NAV returned 25.59%, surpassing the 16.10% return of the Index. In addition to leverage and an overweighting in zero-coupon bonds, the Fund’s longer call protection, relative to the Index, contributed to the Fund’s relative outperformance. In a period of falling interest rates, such as occurred during the Fund’s fiscal year, bond issuers tend to retire bonds as soon as they are callable and replace them with lower-interest issues. Thus in a rallying market, it may be beneficial for a fund to own bonds with longer call protection, because it allows the Fund to hold onto higher-yielding issues. Notable detractors from Fund performance versus the Index included the Fund’s hedging strategy, security selection in zero-coupon bonds, and an underweighting in A-rated issues, which were the strongest-performing rating category in the Index. Underweighted positions in hospital bonds, industrial development revenue (IDR) bonds and lease revenue/certificates of participation (COP) bonds dragged on performance relative to the Index as well.

Eaton Vance Massachusetts Municipal Income Trust shares at NAV returned 22.28%, outperforming the 16.10% return of the Index. Key contributors to performance versus the Index included leverage, longer call protection, and an overweighting and security selection in the education sector, which performed well during the period. Detractors from performance versus the Index included security selection in zero-coupon bonds, the Fund’s hedging strategy, and underweights and security selection in A-rated and BBB-rated issues.

Eaton Vance Michigan Municipal Income Trust shares at NAV returned 20.92%, outperforming the 16.10% return of the Index. Leverage and an overweighting in zero-coupon bonds were contributors to relative outperformance versus the Index. The key detractors from performance versus the Index were security selection in zero-coupon bonds, an underweighting and security selection in IDR bonds, and an overweighting in high-quality, intermediate-maturity general obligation (GO) bonds.

Eaton Vance New Jersey Municipal Income Trust shares at NAV returned 20.18%, outpacing the 16.10% return of the Index. The Fund’s relative outperformance versus the Index was driven by leverage, overweights in zero-coupon bonds and IDR bonds, and longer call protection. Primary detractors from the Fund’s performance versus the Index included the

Fund’s hedging strategy as well as security selection in both zero-coupon bonds and IDR bonds.

Eaton Vance New York Municipal Income Trust shares at NAV returned 24.30%, outperforming the 16.10% return of the Index. Key contributors to results versus the Index included leverage, an overweighting in zero-coupon bonds, an overweighting and security selection in IDR bonds, and longer call protection. Detractors from the Fund’s performance versus the Index included security selection in zero-coupon bonds, the Fund’s hedging strategy, and an underweighting and security selection in A-rated bonds.

Eaton Vance Ohio Municipal Income Trust shares at NAV returned 24.71%, outperforming the 16.10% return of the Index. Leverage, an overweighting in zero-coupon bonds, and longer call protection were the main drivers of results versus the Index. In contrast, security selection in zero-coupon bonds, the Fund’s hedging strategy, and an underweighting in A-rated and BBB-rated bonds detracted from results versus the Index.

Eaton Vance Pennsylvania Municipal Income Trust shares at NAV returned 18.20%, outperforming the 16.10% return of the Index. The Fund’s relative outperformance versus the Index was driven by leverage and an overweighing in zero-coupon bonds. Detractors from the Fund’s performance versus the Index included security selection in zero-coupon bonds, the Fund’s hedging strategy, an overweighting in pre-refunded bonds, and security selection in hospital and IDR issues.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

California Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	25.59%	6.25%	6.52%
Fund at Market Price	—	22.22	9.26	7.24
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				0.15%

Distributions[4]
Total Distributions per share for the period				$0.839
Distribution Rate at NAV				5.57%
Taxable-Equivalent Distribution Rate at NAV				9.55%
Distribution Rate at Market Price				5.56%
Taxable-Equivalent Distribution Rate at Market Price				9.54%

% Total Leverage[5]
Auction Preferred Shares (APS)				29.22%
Residual Interest Bond (RIB)				8.58

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	8.4%	BBB	10.7%
AA	54.3	BB	1.6
A	20.8	Not Rated	4.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	22.28%	8.14%	7.31%
Fund at Market Price	—	16.41	11.19	6.57
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				0.93%

Distributions[4]
Total Distributions per share for the period				$0.805
Distribution Rate at NAV				4.91%
Taxable-Equivalent Distribution Rate at NAV				7.98%
Distribution Rate at Market Price				4.87%
Taxable-Equivalent Distribution Rate at Market Price				7.91%

% Total Leverage[5]
APS				28.86%
RIB				7.03

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	19.0%	BBB	8.4%
AA	41.5	BB	2.3
A	27.8	Not Rated	1.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

Michigan Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	20.92%	7.78%	6.94%
Fund at Market Price	—	24.67	10.25	6.84
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				–4.05%

Distributions[4]
Total Distributions per share for the period				$0.773
Distribution Rate at NAV				5.02%
Taxable-Equivalent Distribution Rate at NAV				8.07%
Distribution Rate at Market Price				5.23%
Taxable-Equivalent Distribution Rate at Market Price				8.41%

% Total Leverage[5]
APS				35.08%

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	20.18%	6.52%	6.93%
Fund at Market Price	—	29.62	12.13	7.77
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				10.75%

Distributions[4]
Total Distributions per share for the period				$0.797
Distribution Rate at NAV				5.33%
Taxable-Equivalent Distribution Rate at NAV				9.01%
Distribution Rate at Market Price				4.81%
Taxable-Equivalent Distribution Rate at Market Price				8.13%

% Total Leverage[5]
APS				29.84%
RIB				8.44

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.1%	BB	0.6%
AA	28.9	B	2.1
A	43.4	Not Rated	0.8
BBB	12.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance

New York Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	24.30%	7.32%	7.00%
Fund at Market Price	—	27.89	9.84	8.07
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				3.93%

Distributions[4]
Total Distributions per share for the period				$0.910
Distribution Rate at NAV				5.86%
Taxable-Equivalent Distribution Rate at NAV				9.89%
Distribution Rate at Market Price				5.63%
Taxable-Equivalent Distribution Rate at Market Price				9.50%

% Total Leverage[5]
APS				24.43%
RIB				13.99

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.3%	BBB	13.4%
AA	37.0	BB	2.6
A	27.2	Not Rated	7.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Ohio Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	24.71%	7.83%	7.37%
Fund at Market Price	—	33.34	12.26	7.56
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				5.99%

Distributions[4]
Total Distributions per share for the period				$0.831
Distribution Rate at NAV				5.24%
Taxable-Equivalent Distribution Rate at NAV				8.57%
Distribution Rate at Market Price				4.95%
Taxable-Equivalent Distribution Rate at Market Price				8.09%

% Total Leverage[5]
APS				32.71%
RIB				2.09

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

9

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2012

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	18.20%	6.43%	6.64%
Fund at Market Price	—	17.23	10.11	7.09
Barclays Capital Long (22+) Municipal Bond Index	—	16.10%	6.73%	6.29%

% Premium/Discount to NAV
				2.17%

Distributions[4]
Total Distributions per share for the period				$0.827
Distribution Rate at NAV				5.46%
Taxable-Equivalent Distribution Rate at NAV				8.67%
Distribution Rate at Market Price				5.34%
Taxable-Equivalent Distribution Rate at Market Price				8.48%

% Total Leverage[5]
APS				33.60%
RIB				2.62

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	3.4%	BB	6.3%
AA	44.5	Not Rated	3.1
A	42.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

Municipal Income Trusts

November 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax- exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for Ohio Municipal Income Trust.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

11

Eaton Vance

California Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 159.5%

Security	Principal Amount (000’s omitted)	Value

Education — 18.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,591,080
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	234,938
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	388,912
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	849,039
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,580	2,659,490
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	2,095,184
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	295,947
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,976,795
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	741,705
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	483,720
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	323,848
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	980,586
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	1,022,678
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,072,926
University of California, 5.25%, 5/15/39	1,250	1,495,387

		$19,212,235

Electric Utilities — 14.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$324,648
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,556,122
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,763,340
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,594,821
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,784,550
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,624,415
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,179,381
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	789,405
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,483,521

		$15,100,203

Security	Principal Amount (000’s omitted)	Value

General Obligations — 19.7%
California, 5.50%, 11/1/35	$1,600	$1,975,904
California, 6.00%, 4/1/38	750	931,965
California, (AMT), 5.05%, 12/1/36	1,030	1,063,320
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,206,370
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/36	1,630	1,960,189
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	195	223,306
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	215	243,303
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	264,363
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	230	262,441
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	280	318,324
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,000	1,158,790
Menlo Park City School District, 5.00%, 7/1/30	1,035	1,297,942
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,323,975
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	900,491
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	1,039,112
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,752,114

		$20,921,909

Hospital — 17.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,178,970
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	222,783
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,101,690
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,052,506
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	910	1,056,728
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,436,480
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,178,090
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,818,262
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,530	1,758,888
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	667,098

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$445	$494,764
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,904,807
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,926,868
Washington Township Health Care District, 5.25%, 7/1/29	700	701,414

		$18,499,348

Housing — 1.0%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$665	$677,318
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	392	398,841

		$1,076,159

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,351,115

		$1,351,115

Insured – Education — 4.3%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,933,608
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,636,862

		$4,570,470

Insured – Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,147,120

		$3,147,120

Insured – Escrowed / Prerefunded — 3.6%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,840,267

		$3,840,267

Insured – General Obligations — 8.2%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,065,408
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,450,009
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,306,211

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	$4,720	$2,951,227

		$8,772,855

Insured – Hospital — 9.1%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,224,800
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	824,227
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,684,100

		$9,733,127

Insured – Lease Revenue / Certificates of Participation — 10.0%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$3,912,375
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,865,580
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,913,560

		$10,691,515

Insured – Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,465	$850,430
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,085	869,739

		$1,720,169

Insured – Transportation — 10.8%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,127,600
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,819,710
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	848,995
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,746,400
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,409,641
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,536,057

		$11,488,403

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 3.9%
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,307,840
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,835,106

		$4,142,946

Other Revenue — 2.1%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$416,489
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	337,333
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	876,316
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	597,485

		$2,227,623

Senior Living / Life Care — 1.8%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$341,591
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	179,436
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	710,164
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	699,768

		$1,930,959

Special Tax Revenue — 12.0%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$286,961
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	443,997
Corona Public Financing Authority, 5.80%, 9/1/20	935	939,432
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,171
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	487,670
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,599,842
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	281,172

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	$480	$558,134
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	276,859
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	385,250
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	275,066
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	421,844
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	753,090
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,901,600
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	251,665
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	492,558
Temecula Unified School District, 5.00%, 9/1/27	250	257,825
Temecula Unified School District, 5.00%, 9/1/37	400	405,980
Tustin Community Facilities District, 6.00%, 9/1/37	500	528,010
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,260

		$12,742,386

Transportation — 11.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Escrowed to Maturity, 5.00%, 4/1/31	$2,000	$2,293,800
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,222,790
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,455,914
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,693,020
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,174,458
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,153,272

		$11,993,254

Water and Sewer — 6.1%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/30	$1,795	$2,270,460
California Department of Water Resources, 5.00%, 12/1/29	1,840	2,191,256

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
San Mateo, Sewer Revenue, 5.00%, 8/1/36	$1,700	$2,008,295

		$6,470,011

Total Tax-Exempt Investments — 159.5% (identified cost $151,193,761)		$169,632,074

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.0)%		$(49,975,000)

Other Assets, Less Liabilities — (12.5)%		$(13,290,216)

Net Assets Applicable to Common Shares — 100.0%		$106,366,858

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 34.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 13.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,712,022.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 153.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,300,053
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,421,472

		$2,721,525

Education — 27.3%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$609,084
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,259,658
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	671,181
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,705,440
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,377,278
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,762,920
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	484,351
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,557,104
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,740,395

		$12,167,411

General Obligations — 16.9%
Boston, 4.00%, 4/1/24	$300	$354,768
Cambridge, 4.00%, 2/15/21	595	723,764
Danvers, 5.25%, 7/1/36	885	1,078,488
Lexington, 4.00%, 2/1/20	320	386,797
Lexington, 4.00%, 2/1/21	415	506,387
Lexington, 4.00%, 2/1/22	430	526,965
Lexington, 4.00%, 2/1/23	355	436,909
Newton, 5.00%, 4/1/36	750	869,460
Plymouth, 5.00%, 5/1/31	345	417,836
Plymouth, 5.00%, 5/1/32	315	380,696
Wayland, 5.00%, 2/1/33	510	619,844
Wayland, 5.00%, 2/1/36	770	924,962
Winchester, 5.00%, 4/15/36	245	295,436

		$7,522,312

Security	Principal Amount (000’s omitted)	Value

Hospital — 27.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,142,930
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	772,644
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,655	1,932,659
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,386,854
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	572,790
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,272,619
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	768,665
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,030,654
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,252,300
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,416
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	387,027

		$12,196,558

Housing — 6.3%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,149,350
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	672,932

		$2,822,282

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$700	$709,625

		$709,625

Insured – Education — 10.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,438,970
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,911,874
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,191,946

		$4,542,790

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$632,649

		$632,649

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,445,160

		$1,445,160

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$379,602

		$379,602

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$834,437

		$834,437

Insured – Special Tax Revenue — 11.2%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,474,882
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,328,510
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,546,735
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,385	304,143
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,825	312,148

		$4,966,418

Insured – Student Loan — 4.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$365	$414,253
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,625	1,662,765

		$2,077,018

Insured – Transportation — 0.7%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$333,276

		$333,276

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$599,230
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	596,102

		$1,195,332

Senior Living / Life Care — 5.6%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,105
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,501,395
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	141,081
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	141,387
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	471,604

		$2,505,572

Special Tax Revenue — 7.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$166,089
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	746,819
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,990,049
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	80,160
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	400,620

		$3,383,737

Transportation — 7.0%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,710,225
Massachusetts Port Authority, 5.00%, 7/1/28	500	617,005
Massachusetts Port Authority, 5.00%, 7/1/34	670	807,832

		$3,135,062

Water and Sewer — 10.8%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,468,556
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	603,549

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Boston Water and Sewer Commission, 5.00%, 11/1/31	$225	$272,050
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,479,553

		$4,823,708

Total Tax-Exempt Investments — 153.5% (identified cost $59,981,205)		$68,394,474

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.0)%		$(20,050,600)

Other Assets, Less Liabilities — (8.5)%		$(3,794,987)

Net Assets Applicable to Common Shares — 100.0%		$44,548,887

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,001,874.

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 150.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$735,294
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	627,025

		$1,362,319

Education — 11.3%
Grand Valley State University, 5.625%, 12/1/29	$525	$610,318
Grand Valley State University, 5.75%, 12/1/34	525	612,864
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	203,598
Michigan State University, 5.00%, 2/15/40	1,000	1,141,610
Michigan State University, 5.00%, 2/15/44	460	521,290
Oakland University, 5.00%, 3/1/42	500	567,490

		$3,657,170

Electric Utilities — 3.7%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$608,990
Michigan Public Power Agency, 5.00%, 1/1/43	550	603,620

		$1,212,610

Escrowed / Prerefunded — 1.8%
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$590,162

		$590,162

General Obligations — 33.2%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,161,130
Ann Arbor Public Schools, 4.50%, 5/1/24	350	396,032
Comstock Park Public Schools, 5.00%, 5/1/28	230	269,314
Comstock Park Public Schools, 5.125%, 5/1/31	275	322,094
Comstock Park Public Schools, 5.25%, 5/1/33	220	257,387
Howell Public Schools, 4.50%, 5/1/29	620	714,767
Jenison Public Schools, 5.00%, 5/1/28	500	578,535
Jenison Public Schools, 5.00%, 5/1/30	500	576,920
Kent County, 5.00%, 1/1/25	1,500	1,750,545
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,172,260
Livingston County, 4.00%, 6/1/28	310	350,374
Livingston County, 4.00%, 6/1/30	335	374,115
Michigan, 5.00%, 11/1/20	1,000	1,283,470
Michigan, 5.50%, 11/1/25	270	329,937
Northview Public Schools, 5.00%, 5/1/32	725	838,796
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	382,699

		$10,758,375

Security	Principal Amount (000’s omitted)	Value

Hospital — 27.4%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$191,740
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	129,039
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	302,010
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	360	360,817
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	569,805
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	716,344
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,070,830
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	284,755
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,168,333
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	751,380
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	592,175
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,182,300
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	456,288
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,087,690

		$8,863,506

Housing — 1.4%
Michigan Housing Development Authority, 4.60%, 12/1/26	$410	$459,237

		$459,237

Industrial Development Revenue — 4.7%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$705,630
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	802,800

		$1,508,430

Insured – Education — 4.9%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$664,432
Ferris State University, (AGC), 5.25%, 10/1/38	500	586,820
Wayne State University, (AGM), 5.00%, 11/15/35	300	341,331

		$1,592,583

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 5.2%
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$400	$400,832
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	241,162
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	250	275,780
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	276,262
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	482,811

		$1,676,847

Insured – General Obligations — 16.3%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,248,981
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	698,406
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	315,494
Detroit School District, (AGM), 5.25%, 5/1/32	300	387,006
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,207,180
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,411,162

		$5,268,229

Insured – Hospital — 2.7%
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$860	$862,399

		$862,399

Insured – Lease Revenue / Certificates of Participation — 7.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$460,990
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,866,329

		$2,327,319

Insured – Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$2,300	$206,655
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,475	252,284

		$458,939

Insured – Transportation — 3.4%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,113,890

		$1,113,890

Insured – Water and Sewer — 10.5%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$578,799
Detroit, Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,652,657
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,169,610

		$3,401,066

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$131,712
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	143,210
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,190,250
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	131,547

		$1,596,719

Water and Sewer — 6.7%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$816,112
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	1,063,585
Port Huron, Water Supply System, 5.25%, 10/1/31	250	285,545

		$2,165,242

Total Tax-Exempt Investments — 150.9% (identified cost $44,172,592)		$48,875,042

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.0)%		$(17,500,262)

Other Assets, Less Liabilities — 3.1%		$1,016,355

Net Assets Applicable to Common Shares — 100.0%		$32,391,135

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 34.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 12.4% of total investments.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 159.6%

Security	Principal Amount (000’s omitted)	Value

Education — 22.7%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$270,433
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	268,770
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	237,191
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	2,024,204
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	4,041,485
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	1,325	1,459,594
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	745,645
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,795,909
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,236,570
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,587,251

		$15,667,052

Electric Utilities — 4.5%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$525,835
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,000	1,081,060
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,517,520

		$3,124,415

General Obligations — 15.0%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$368,563
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,274,390
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,190,169
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/24	2,500	2,927,250
Montgomery Township Board of Education, 3.00%, 9/1/20	1,085	1,207,714
Tenafly Board of Education, 4.00%, 7/15/27	1,235	1,415,890

		$10,383,976

Hospital — 19.4%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$85	$89,114
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,385,543

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$2,290	$2,535,694
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,234,962
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	1,030,839
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	1,000	1,233,810
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,124,420
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,553,460
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,250,806

		$13,438,648

Housing — 3.4%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$705,541
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,555	1,631,910

		$2,337,451

Industrial Development Revenue — 7.0%
Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$501,055
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	560,817
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	51,331
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	139,397
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	775,995
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	254,012
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,547,118

		$4,829,725

Insured – Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$595	$659,195

		$659,195

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Gas Utilities — 5.5%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,770,100

		$3,770,100

Insured – General Obligations — 3.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,156,592
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,485,173

		$2,641,765

Insured – Hospital — 4.9%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$824,760
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	390	426,368
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	546,625
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,571,930

		$3,369,683

Insured – Housing — 4.9%
New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,393,763

		$3,393,763

Insured – Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,118,596

		$2,118,596

Insured – Lease Revenue / Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,791,240
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,356,530

		$3,147,770

Insured – Special Tax Revenue — 12.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,701,722
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,632,288

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$2,020	$1,184,185
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,195	287,071
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,330	569,563

		$8,374,829

Insured – Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,511,433

		$2,511,433

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$374,806

		$374,806

Lease Revenue / Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,754,895
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,893,205
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	298,935

		$3,947,035

Other Revenue — 6.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$562,320
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	382,730
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,317,766
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	298,720
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	814,086

		$4,375,622

Senior Living / Life Care — 3.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$507,389
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	835,350
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	839,752

		$2,182,491

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$107,114
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	184,139
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	831,390
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	558,030
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	597,940

		$2,278,613

Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.368%, 6/1/36(1)(2)(3)	$2,500	$2,506,600

		$2,506,600

Transportation — 19.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,222,541
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,235,088
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,283,270
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	301,945
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	648,222
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,128,264
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,381,531
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,175	1,179,876

		$13,380,737

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,511,717

		$1,511,717

Total Tax-Exempt Investments — 159.6% (identified cost $98,580,745)		$110,326,022

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.4)%		$(33,425,000)

Other Assets, Less Liabilities — (11.2)%		$(7,766,047)

Net Assets Applicable to Common Shares — 100.0%		$69,134,975

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 27.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $506,600.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2012.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 159.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$2,039,359
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,906,529

		$4,945,888

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,150,173

		$1,150,173

Education — 28.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$775	$932,441
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	177,450
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	80	93,446
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	50	57,915
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,786,957
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	388,479
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	596,394
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,183,040
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	873,611
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	610,536
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,372,840
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,199,280
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	1,745	2,093,197
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,888,640
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,901,175
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	388,398
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	481,944

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	$1,695	$1,903,044
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,345,080
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	314,538
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	830,543

		$24,418,948

Electric Utilities — 5.7%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,790,322
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	1,310	1,382,404
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,678,821

		$4,851,547

Escrowed / Prerefunded — 0.4%
Geneva Industrial Development Agency, (Hobart and William Smith Colleges), Prerefunded to 2/1/13, 5.375%, 2/1/33	$315	$317,750

		$317,750

General Obligations — 7.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$303,042
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	162,994
New York, 5.00%, 2/15/34(1)	4,000	4,742,680
New York City, 6.25%, 10/15/28	1,000	1,273,570

		$6,482,286

Health Care – Miscellaneous — 1.5%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,095	$1,095,164
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,445
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	100,890

		$1,246,499

Hospital — 20.4%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$158,275

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	$960	$1,146,893
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	975	977,155
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,610,790
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,121,670
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,055,500
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,153,090
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	903,964
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	806,970
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,389,300
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	469,685
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	936,745
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,195	1,196,804
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	255	265,233
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	698,236
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,464,287

		$17,354,597

Housing — 14.7%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,550,670
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,772,772
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,089,010
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,802,739
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,574,535
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,680	1,750,963
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	900	944,568

		$12,485,257

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 7.7%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,125,430
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,249,080
Niagara Area Development Corp., (Covanta Energy), 5.25%, 11/1/42	1,350	1,378,836
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,506,375
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	280	286,972

		$6,546,693

Insured – Education — 6.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,618,413
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,685,610
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,207,590

		$5,511,613

Insured – Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,700,531

		$1,700,531

Insured – Other Revenue — 3.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,325,991
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,730,104

		$3,056,095

Insured – Special Tax Revenue — 3.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$4,440	$1,275,923
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,785	789,332
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,080	697,843

		$2,763,098

Insured – Transportation — 1.8%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,491,741

		$1,491,741

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.2%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,044,580

		$1,044,580

Other Revenue — 8.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,410,053
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	446,686
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,689,411
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,193,530
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,223,540

		$6,963,220

Senior Living / Life Care — 4.0%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,451,450
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	311,377
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	129,878
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,029,573
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	232,068
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	233,666

		$3,388,012

Special Tax Revenue — 18.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,731,390
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,626,218
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,197,310
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,227,350
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,339,800

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	$900	$1,032,255
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	651,755

		$15,806,078

Transportation — 10.5%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$892,092
New York Thruway Authority, 5.00%, 1/1/37	1,200	1,416,276
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,117,854
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,181,813
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,352,417

		$8,960,452

Water and Sewer — 5.8%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$3,105	$3,846,132
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,109,200

		$4,955,332

Total Tax-Exempt Investments — 159.3% (identified cost $119,161,298)		$135,440,390

Miscellaneous — 1.0%

Security	Units	Value

Real Estate — 1.0%
CMS Liquidating Trust (3)(4)(5)	257	$822,400

Total Miscellaneous — 1.0% (identified cost $822,400)		$822,400

Total Investments — 160.3% (identified cost $119,983,698)		$136,262,790

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.7)%		$(33,725,252)

Other Assets, Less Liabilities — (20.6)%		$(17,536,636)

Net Assets Applicable to Common Shares — 100.0%		$85,000,902

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 3.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,827,350.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $822,400 or 1.0% of the Trust’s net assets applicable to common shares.

(4)	Non-income producing security.

(5)	For fair value measurement purposes, security is categorized as Level 3 (see Note 10).

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 148.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 9.2%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$581,207
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,055,802
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	307,680
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	250	306,935
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,245	1,631,610
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	300,210

		$4,183,444

Education — 19.0%
Miami University, 5.00%, 9/1/33	$1,000	$1,199,320
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	483,780
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,403,900
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,192,990
Ohio State University, 5.00%, 12/1/28	480	650,765
Ohio State University, 5.00%, 12/1/30	1,605	2,199,315
University of Cincinnati, 5.00%, 6/1/34	500	586,790
Wright State University, 5.00%, 5/1/31	750	867,195

		$8,584,055

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$546,972
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	584,120

		$1,131,092

Escrowed / Prerefunded — 1.5%
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	$500	$537,280
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	28,165
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	99,716

		$665,161

Security	Principal Amount (000’s omitted)	Value

General Obligations — 22.4%
Barberton City School District, 4.50%, 12/1/33	$900	$976,806
Beavercreek City School District, 5.00%, 12/1/30	1,750	2,084,512
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,281,001
Columbus City School District, 5.00%, 12/1/29	1,000	1,209,290
Cuyahoga County, 4.00%, 12/1/37(1)	500	541,445
Dayton, 4.00%, 12/1/30	500	546,315
Huber Heights City School District, 4.75%, 12/1/25	595	697,477
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,124,230
Ohio, 4.50%, 2/1/32	400	469,312
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,212,470

		$10,142,858

Hospital — 14.9%
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$566,050
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	899,024
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	907,612
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	538,070
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	566,720
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	900,368
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	580,240
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,149,190
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	641,658

		$6,748,932

Housing — 8.3%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$825	$866,077
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	95	97,975
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 5.00%, 9/1/31	105	108,828
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,667,250

		$3,740,130

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.2%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$554,994

		$554,994

Insured – Education — 12.2%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$871,147
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,187,560
Kent State University, (AGC), 5.00%, 5/1/29	465	541,483
Miami University, (AMBAC), 3.25%, 9/1/26	635	659,816
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,691,865
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	563,955

		$5,515,826

Insured – Electric Utilities — 12.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,170,410
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	401,058
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38(2)	2,000	627,600
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	534,469
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,881,150
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	230,200
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	276,262
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	567,535

		$5,688,684

Insured – General Obligations — 17.1%
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	$500	$588,315
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,288,065
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,406,520
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,549,035
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	2,052,365
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	853,357

		$7,737,657

Insured – Hospital — 5.6%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$286,297
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,538,745

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Lorain County, (Catholic Healthcare Partners), (AGM), 17.973%, 2/1/29(3)(4)(5)	$485	$695,296

		$2,520,338

Insured – Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,410	$396,239
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,025	346,356

		$742,595

Insured – Transportation — 7.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$701,304
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,000	1,315,010
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,349,220

		$3,365,534

Lease Revenue / Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$589,190

		$589,190

Other Revenue — 3.4%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,034,130
Summit County Port Authority, 5.00%, 12/1/31	445	525,848

		$1,559,978

Senior Living / Life Care — 0.9%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$410,918

		$410,918

Special Tax Revenue — 2.4%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$221,686
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	353,669
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	177,525
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	194,766
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	131,547

		$1,079,193

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.2%
Cincinnati, Water System Revenue, 5.00%, 12/1/37	$1,250	$1,496,625
Hamilton County, Sewer System, 5.00%, 12/1/32	750	862,350

		$2,358,975

Total Tax-Exempt Investments — 148.7% (identified cost $58,389,790)		$67,319,554

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.2)%		$(22,725,510)

Other Assets, Less Liabilities — 1.5%		$689,690

Net Assets Applicable to Common Shares — 100.0%		$45,283,734

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 38.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 17.9% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $695,296 or 1.5% of the Trust’s net assets applicable to common shares.

(4)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2012.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 154.4%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.7%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$281,817
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	100	63,477
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	500	322,210

		$667,504

Education — 23.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,235,136
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	577,110
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,373,520
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	565,045
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	498,463
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	878,985
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	710,487
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	693,372
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	645,837
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	894,907
University of Pittsburgh, 5.25%, 9/15/29	500	614,645
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	665,649

		$9,353,156

Electric Utilities — 4.4%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$1,095	$1,151,579
York County Industrial Development Authority, (PSEG Power LLC), 5.50%, 9/1/20	600	607,356

		$1,758,935

General Obligations — 10.5%
Chester County, 5.00%, 7/15/27	$500	$600,875
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,157,250

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,270,030
Philadelphia School District, 6.00%, 9/1/38	1,000	1,189,660

		$4,217,815

Hospital — 25.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$576,900
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	851,985
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	873,982
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33(2)	500	523,730
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,241,633
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	846,352
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,580,685
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,271,470
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	281,263
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(3)	1,000	1,225,930
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	764,370
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	283,498

		$10,321,798

Housing — 12.9%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$380	$401,523
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,035	1,081,026
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	755	778,956
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	540,845
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	830	858,843
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	516,815

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	$965	$990,573

		$5,168,581

Industrial Development Revenue — 8.4%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$230,346
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	827,452
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	297,348
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,490,688
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	529,690

		$3,375,524

Insured – Education — 7.9%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$558,710
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,110	1,224,485
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	420,851
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	988,698

		$3,192,744

Insured – Escrowed / Prerefunded — 8.6%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,613,760
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,850,680

		$3,464,440

Insured – General Obligations — 3.6%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$584,700
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	884,040

		$1,468,740

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 4.8%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$342,230
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,584,043

		$1,926,273

Insured – Lease Revenue / Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$572,815
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,354,031

		$1,926,846

Insured – Special Tax Revenue — 1.8%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,385	$393,992
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,035	348,067

		$742,059

Insured – Transportation — 9.1%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$571,473
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,367
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	1,800	2,065,122

		$3,644,962

Insured – Water and Sewer — 2.8%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$577,795
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	552,400

		$1,130,195

Senior Living / Life Care — 2.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$1,000	$527,530
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	211,432
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	208,802

		$947,764

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$131,547

		$131,547

Transportation — 15.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$536,303
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	325,926
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	455	507,525
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,130,450
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,412,883
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	881,385
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	481,262
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,111,746

		$6,387,480

Utilities — 1.6%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$660,522

		$660,522

Water and Sewer — 3.9%
Harrisburg Water Authority, 5.25%, 7/15/31(5)	$750	$688,155
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	867,172

		$1,555,327

Total Tax-Exempt Investments — 154.4% (identified cost $56,216,589)		$62,042,212

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.7)%		$(21,175,634)

Other Assets, Less Liabilities — (1.7)%		$(678,983)

Net Assets Applicable to Common Shares — 100.0%		$40,187,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2012, 28.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 11.2% of total investments.

(1)	Defaulted bond.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,165,122.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Assets and Liabilities

	November 30, 2012
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$151,193,761	$59,981,205	$44,172,592	$98,580,745
Unrealized appreciation	18,438,313	8,413,269	4,702,450	11,745,277
Investments, at value	$169,632,074	$68,394,474	$48,875,042	$110,326,022
Cash	$—	$—	$518,458	$—
Restricted cash*	250,000	115,000	22,000	460,000
Interest receivable	1,750,392	905,654	528,006	1,542,247
Receivable for investments sold	699,300	449,044	35,700	86,914
Deferred debt issuance costs	28,039	2,288	—	3,186
Total assets	$172,359,805	$69,866,460	$49,979,206	$112,418,369

Liabilities
Payable for floating rate notes issued	$14,680,000	$4,885,000	$—	$9,455,000
Payable for variation margin on open financial futures contracts	14,938	5,313	937	22,656
Due to custodian	1,105,024	263,708	—	219,691
Payable to affiliates:
Investment adviser fee	87,675	34,973	26,472	56,873
Administration fee	26,771	10,679	8,083	17,366
Trustees’ fees	1,114	492	394	754
Interest expense and fees payable	19,756	11,065	—	19,035
Accrued expenses	82,669	55,743	51,923	67,019
Total liabilities	$16,017,947	$5,266,973	$87,809	$9,858,394
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,975,000	$20,050,600	$17,500,262	$33,425,000
Net assets applicable to common shares	$106,366,858	$44,548,887	$32,391,135	$69,134,975

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,576	$27,505	$21,163	$46,759
Additional paid-in capital	104,154,215	39,728,155	29,330,770	66,988,613
Accumulated net realized loss	(16,918,010)	(3,786,668)	(1,780,426)	(9,930,899)
Accumulated undistributed net investment income	663,177	169,079	117,612	359,123
Net unrealized appreciation	18,394,900	8,410,816	4,702,016	11,671,379
Net assets applicable to common shares	$106,366,858	$44,548,887	$32,391,135	$69,134,975

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,257,591	2,750,521	2,116,294	4,675,855

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.66	$16.20	$15.31	$14.79

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Assets and Liabilities — continued

	November 30, 2012
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$119,983,698	$58,389,790	$56,216,589
Unrealized appreciation	16,279,092	8,929,764	5,825,623
Investments, at value	$136,262,790	$67,319,554	$62,042,212
Cash	$—	$—	$451,559
Restricted cash*	150,000	52,000	175,000
Interest receivable	1,676,376	988,717	802,264
Receivable for investments sold	791,625	383,712	176,232
Total assets	$138,880,791	$68,743,983	$63,647,267

Liabilities
Payable for floating rate notes issued	$19,315,000	$—	$1,650,000
Payable for when-issued securities	—	538,130	518,905
Payable for variation margin on open financial futures contracts	6,718	2,813	7,813
Due to custodian	634,282	90,746	—
Payable to affiliates:
Investment adviser fee	68,455	35,969	33,292
Administration fee	20,902	10,983	10,165
Trustees’ fees	887	504	479
Interest expense and fees payable	33,192	—	5,341
Accrued expenses	75,201	55,594	58,043
Total liabilities	$20,154,637	$734,739	$2,284,038
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,252	$22,725,510	$21,175,634
Net assets applicable to common shares	$85,000,902	$45,283,734	$40,187,595

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,709	$28,570	$27,199
Additional paid-in capital	79,319,580	40,158,982	38,076,743
Accumulated net realized loss	(11,212,585)	(3,961,545)	(3,927,242)
Accumulated undistributed net investment income	563,208	129,262	210,754
Net unrealized appreciation	16,275,990	8,928,465	5,800,141
Net assets applicable to common shares	$85,000,902	$45,283,734	$40,187,595

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,470,944	2,856,954	2,719,918

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.54	$15.85	$14.78

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Operations

	Year Ended November 30, 2012
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$7,498,189	$2,881,440	$2,186,760	$4,941,268
Total investment income	$7,498,189	$2,881,440	$2,186,760	$4,941,268

Expenses
Investment adviser fee	$1,046,300	$418,507	$317,736	$684,911
Administration fee	316,531	126,605	96,117	207,186
Trustees’ fees and expenses	6,987	3,099	2,474	4,727
Custodian fee	83,003	43,497	37,535	60,993
Transfer and dividend disbursing agent fees	19,216	19,060	18,995	19,193
Legal and accounting services	51,188	38,421	36,547	45,343
Printing and postage	17,200	10,003	10,487	13,916
Interest expense and fees	111,470	38,586	—	70,500
Preferred shares service fee	70,034	29,262	23,618	49,103
Miscellaneous	42,512	36,349	34,414	40,678
Total expenses	$1,764,441	$763,389	$577,923	$1,196,550
Deduct —
Reduction of custodian fee	$903	$552	$446	$520
Total expense reductions	$903	$552	$446	$520

Net expenses	$1,763,538	$762,837	$577,477	$1,196,030

Net investment income	$5,734,651	$2,118,603	$1,609,283	$3,745,238

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(71,555)	$(45,453)	$(244,338)	$395,787
Financial futures contracts	(903,437)	(381,782)	(102,698)	(1,365,995)
Net realized loss	$(974,992)	$(427,235)	$(347,036)	$(970,208)
Change in unrealized appreciation (depreciation) —
Investments	$17,894,526	$6,709,414	$4,454,782	$9,531,832
Financial futures contracts	(120,303)	(18,749)	(11,388)	(250,376)
Net change in unrealized appreciation (depreciation)	$17,774,223	$6,690,665	$4,443,394	$9,281,456

Net realized and unrealized gain	$16,799,231	$6,263,430	$4,096,358	$8,311,248

Distributions to preferred shareholders
From net investment income	$(127,665)	$(51,813)	$(44,571)	$(84,946)

Net increase in net assets from operations	$22,406,217	$8,330,220	$5,661,070	$11,971,540

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Operations — continued

	Year Ended November 30, 2012
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$6,138,728	$2,989,189	$2,862,880
Total investment income	$6,138,728	$2,989,189	$2,862,880

Expenses
Investment adviser fee	$817,444	$429,301	$402,014
Administration fee	247,295	129,871	121,608
Trustees’ fees and expenses	5,569	3,153	2,993
Custodian fee	71,367	44,276	43,655
Transfer and dividend disbursing agent fees	19,105	18,944	19,262
Legal and accounting services	49,537	37,883	43,458
Printing and postage	15,943	10,627	11,160
Interest expense and fees	141,458	—	14,355
Preferred shares service fee	49,051	32,713	30,279
Miscellaneous	43,634	38,419	37,280
Total expenses	$1,460,403	$745,187	$726,064
Deduct —
Reduction of custodian fee	$480	$335	$236
Total expense reductions	$480	$335	$236

Net expenses	$1,459,923	$744,852	$725,828

Net investment income	$4,678,805	$2,244,337	$2,137,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$58,792	$(326,188)	$(247,281)
Financial futures contracts	(482,767)	(219,914)	(471,033)
Net realized loss	$(423,975)	$(546,102)	$(718,314)
Change in unrealized appreciation (depreciation) —
Investments	$13,018,565	$7,636,132	$5,108,771
Financial futures contracts	(23,473)	(25,239)	(86,337)
Net change in unrealized appreciation (depreciation)	$12,995,092	$7,610,893	$5,022,434

Net realized and unrealized gain	$12,571,117	$7,064,791	$4,304,120

Distributions to preferred shareholders
From net investment income	$(86,286)	$(58,080)	$(54,721)

Net increase in net assets from operations	$17,163,636	$9,251,048	$6,386,451

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Changes in Net Assets

	Year Ended November 30, 2012
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,734,651	$2,118,603	$1,609,283	$3,745,238
Net realized loss from investment transactions and financial futures contracts	(974,992)	(427,235)	(347,036)	(970,208)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	17,774,223	6,690,665	4,443,394	9,281,456
Distributions to preferred shareholders —
From net investment income	(127,665)	(51,813)	(44,571)	(84,946)
Net increase in net assets from operations	$22,406,217	$8,330,220	$5,661,070	$11,971,540
Distributions to common shareholders —
From net investment income	$(6,086,435)	$(2,212,744)	$(1,636,265)	$(3,723,547)
Total distributions to common shareholders	$(6,086,435)	$(2,212,744)	$(1,636,265)	$(3,723,547)
Capital share transactions —
Reinvestment of distributions to common shareholders	$185,370	$59,017	$—	$152,504
Net increase in net assets from capital share transactions	$185,370	$59,017	$—	$152,504

Net increase in net assets	$16,505,152	$6,176,493	$4,024,805	$8,400,497

Net Assets Applicable to Common Shares
At beginning of year	$89,861,706	$38,372,394	$28,366,330	$60,734,478
At end of year	$106,366,858	$44,548,887	$32,391,135	$69,134,975

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$663,177	$169,079	$117,612	$359,123

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2012
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,678,805	$2,244,337	$2,137,052
Net realized loss from investment transactions and financial futures contracts	(423,975)	(546,102)	(718,314)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	12,995,092	7,610,893	5,022,434
Distributions to preferred shareholders —
From net investment income	(86,286)	(58,080)	(54,721)
Net increase in net assets from operations	$17,163,636	$9,251,048	$6,386,451
Distributions to common shareholders —
From net investment income	$(4,974,981)	$(2,373,528)	$(2,248,125)
Total distributions to common shareholders	$(4,974,981)	$(2,373,528)	$(2,248,125)
Capital share transactions —
Reinvestment of distributions to common shareholders	$134,042	$27,594	$38,280
Net increase in net assets from capital share transactions	$134,042	$27,594	$38,280

Net increase in net assets	$12,322,697	$6,905,114	$4,176,606

Net Assets Applicable to Common Shares
At beginning of year	$72,678,205	$38,378,620	$36,010,989
At end of year	$85,000,902	$45,283,734	$40,187,595

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$563,208	$129,262	$210,754

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2011
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$6,690,748	$2,440,871	$1,747,303	$4,146,848
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(5,812,389)	(1,798,271)	(379,490)	(4,316,193)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,840,558	2,417,110	1,565,378	3,472,721
Distributions to preferred shareholders —
From net investment income	(156,530)	(62,477)	(53,546)	(104,690)
Net increase in net assets from operations	$6,562,387	$2,997,233	$2,879,645	$3,198,686
Distributions to common shareholders —
From net investment income	$(6,404,210)	$(2,484,380)	$(1,775,591)	$(4,301,179)
Total distributions to common shareholders	$(6,404,210)	$(2,484,380)	$(1,775,591)	$(4,301,179)
Capital share transactions —
Reinvestment of distributions to common shareholders	$308,410	$124,586	$—	$120,167
Net increase in net assets from capital share transactions	$308,410	$124,586	$—	$120,167

Net increase (decrease) in net assets	$466,587	$637,439	$1,104,054	$(982,326)

Net Assets Applicable to Common Shares
At beginning of year	$89,395,119	$37,734,955	$27,262,276	$61,716,804
At end of year	$89,861,706	$38,372,394	$28,366,330	$60,734,478

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$1,202,450	$330,666	$198,605	$415,866

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2011
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$5,179,486	$2,427,846	$2,370,308
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(3,463,693)	(1,188,474)	(1,720,683)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,422,671	2,074,746	1,564,419
Distributions to preferred shareholders —
From net investment income	(103,791)	(70,672)	(65,985)
Net increase in net assets from operations	$6,034,673	$3,243,446	$2,148,059
Distributions to common shareholders —
From net investment income	$(4,960,863)	$(2,454,993)	$(2,355,299)
Total distributions to common shareholders	$(4,960,863)	$(2,454,993)	$(2,355,299)
Capital share transactions —
Reinvestment of distributions to common shareholders	$232,016	$127,253	$7,823
Net increase in net assets from capital share transactions	$232,016	$127,253	$7,823

Net increase (decrease) in net assets	$1,305,826	$915,706	$(199,417)

Net Assets Applicable to Common Shares
At beginning of year	$71,372,379	$37,462,914	$36,210,406
At end of year	$72,678,205	$38,378,620	$36,010,989

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$940,604	$332,320	$385,127

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Statement of Cash Flows*

Year Ended November 30, 2012
Cash Flows From Operating Activities	New York Trust
Net increase in net assets from operations	$17,163,636
Distributions to preferred shareholders	86,286
Net increase in net assets from operations excluding distributions to preferred shareholders	$17,249,922
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(24,855,242)
Investments sold	22,616,269
Net amortization/accretion of premium (discount)	(321,652)
Amortization of deferred debt issuance costs	1,850
Increase in restricted cash	(150,000)
Increase in interest receivable	(43,456)
Decrease in receivable for variation margin on open financial futures contracts	29,298
Increase in payable for variation margin on open financial futures contracts	6,718
Increase in payable to affiliate for investment adviser fee	3,534
Increase in payable to affiliate for administration fee	1,523
Increase in payable to affiliate for Trustees’ fees	204
Increase in interest expense and fees payable	101
Increase in accrued expenses	2,945
Net change in unrealized (appreciation) depreciation from investments	(13,018,565)
Net realized gain from investments	(58,792)
Net cash provided by operating activities	$1,464,657

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,840,939)
Cash distributions paid to preferred shareholders	(87,307)
Proceeds from secured borrowings	4,800,000
Repayment of secured borrowings	(5,940,000)
Increase in due to custodian	634,282
Net cash used in financing activities	$(5,433,964)

Net decrease in cash	$(3,969,307)

Cash at beginning of year	$3,969,307

Cash at end of year	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$134,042
Cash paid for interest and fees	139,507

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$12.410	$12.390	$12.330	$9.890	$15.120

Income (Loss) From Operations
Net investment income(1)	$0.791	$0.926	$0.945	$0.947	$0.943
Net realized and unrealized gain (loss)	2.316	0.002	0.026	2.321	(5.223)
Distributions to preferred shareholders
From net investment income(1)	(0.018)	(0.022)	(0.028)	(0.047)	(0.277)

Total income (loss) from operations	$3.089	$0.906	$0.943	$3.221	$(4.557)

Less Distributions to Common Shareholders
From net investment income	$(0.839)	$(0.886)	$(0.883)	$(0.781)	$(0.673)

Total distributions to common shareholders	$(0.839)	$(0.886)	$(0.883)	$(0.781)	$(0.673)

Net asset value — End of year (Common shares)	$14.660	$12.410	$12.390	$12.330	$9.890

Market value — End of year (Common shares)	$14.680	$12.770	$12.400	$12.170	$9.150

Total Investment Return on Net Asset Value(2)	25.59%	7.99%	7.73%	34.24%	(30.70)%

Total Investment Return on Market Value(2)	22.22%	11.04%	9.25%	43.19%	(26.34)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$106,367	$89,862	$89,395	$88,720	$71,065
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.66%	1.83%	1.78%	1.93%	1.87%
Interest and fee expense(4)	0.11%	0.17%	0.18%	0.23%	0.37%
Total expenses before custodian fee reduction	1.77%	2.00%	1.96%	2.16%	2.24%
Expenses after custodian fee reduction excluding interest and fees	1.66%	1.83%	1.78%	1.93%	1.85%
Net investment income	5.77%	7.81%	7.34%	8.35%	6.91%
Portfolio Turnover	17%	22%	14%	18%	31%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.11%	1.15%	1.16%	1.19%	1.18%
Interest and fee expense(4)	0.07%	0.11%	0.11%	0.15%	0.24%
Total expenses before custodian fee reduction	1.18%	1.26%	1.27%	1.34%	1.42%
Expenses after custodian fee reduction excluding interest and fees	1.11%	1.15%	1.16%	1.19%	1.17%
Net investment income	3.84%	4.93%	4.77%	5.18%	4.39%
Senior Securities:
Total preferred shares outstanding	1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(5)	$78,210	$69,954	$69,721	$69,383	$60,552
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.970	$13.790	$13.590	$10.160	$14.860

Income (Loss) From Operations
Net investment income(1)	$0.771	$0.890	$0.926	$0.948	$0.947
Net realized and unrealized gain (loss)	2.283	0.219	0.210	3.356	(4.720)
Distributions to preferred shareholders
From net investment income(1)	(0.019)	(0.023)	(0.030)	(0.049)	(0.278)

Total income (loss) from operations	$3.035	$1.086	$1.106	$4.255	$(4.051)

Less Distributions to Common Shareholders
From net investment income	$(0.805)	$(0.906)	$(0.906)	$(0.825)	$(0.649)

Total distributions to common shareholders	$(0.805)	$(0.906)	$(0.906)	$(0.825)	$(0.649)

Net asset value — End of year (Common shares)	$16.200	$13.970	$13.790	$13.590	$10.160

Market value — End of year (Common shares)	$16.350	$14.810	$13.980	$13.260	$8.930

Total Investment Return on Net Asset Value(2)	22.28%	8.49%	8.16%	43.29%	(28.02)%

Total Investment Return on Market Value(2)	16.41%	13.45%	12.38%	58.91%	(27.89)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$44,549	$38,372	$37,735	$37,011	$27,576
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.73%	1.87%	1.83%	2.02%	2.06%
Interest and fee expense(4)	0.09%	0.11%	0.09%	0.14%	0.26%
Total expenses before custodian fee reduction	1.82%	1.98%	1.92%	2.16%	2.32%
Expenses after custodian fee reduction excluding interest and fees	1.73%	1.87%	1.82%	2.02%	2.04%
Net investment income	5.06%	6.70%	6.51%	7.77%	7.03%
Portfolio Turnover	11%	15%	16%	24%	40%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.17%	1.21%	1.20%	1.26%	1.31%
Interest and fee expense(4)	0.06%	0.07%	0.06%	0.09%	0.16%
Total expenses before custodian fee reduction	1.23%	1.28%	1.26%	1.35%	1.47%
Expenses after custodian fee reduction excluding interest and fees	1.17%	1.21%	1.20%	1.26%	1.30%
Net investment income	3.42%	4.32%	4.29%	4.85%	4.47%
Senior Securities:
Total preferred shares outstanding	802	802	802	802	802
Asset coverage per preferred share(5)	$80,548	$72,846	$72,051	$71,150	$59,391
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.400	$12.880	$12.940	$10.860	$14.510

Income (Loss) From Operations
Net investment income(1)	$0.760	$0.826	$0.876	$0.918	$0.931
Net realized and unrealized gain (loss)	1.944	0.558	(0.044)	1.990	(3.669)
Distributions to preferred shareholders
From net investment income(1)	(0.021)	(0.025)	(0.033)	(0.056)	(0.301)

Total income (loss) from operations	$2.683	$1.359	$0.799	$2.852	$(3.039)

Less Distributions to Common Shareholders
From net investment income	$(0.773)	$(0.839)	$(0.859)	$(0.772)	$(0.611)

Total distributions to common shareholders	$(0.773)	$(0.839)	$(0.859)	$(0.772)	$(0.611)

Net asset value — End of year (Common shares)	$15.310	$13.400	$12.880	$12.940	$10.860

Market value — End of year (Common shares)	$14.690	$12.470	$12.100	$11.530	$7.920

Total Investment Return on Net Asset Value(2)	20.92%	11.66%	6.57%	28.08%	(21.02)%

Total Investment Return on Market Value(2)	24.67%	10.60%	12.36%	56.49%	(32.76)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$32,391	$28,366	$27,262	$27,392	$22,977
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.89%	2.04%	1.98%	2.18%	2.15%
Interest and fee expense(4)	—	—	—	0.06%	0.16%
Total expenses before custodian fee reduction	1.89%	2.04%	1.98%	2.24%	2.31%
Expenses after custodian fee reduction excluding interest and fees	1.89%	2.04%	1.98%	2.18%	2.13%
Net investment income	5.26%	6.49%	6.57%	7.61%	6.96%
Portfolio Turnover	14%	18%	14%	23%	24%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.20%	1.24%	1.22%	1.29%	1.33%
Interest and fee expense(4)	—	—	—	0.04%	0.10%
Total expenses before custodian fee reduction	1.20%	1.24%	1.22%	1.33%	1.43%
Expenses after custodian fee reduction excluding interest and fees	1.20%	1.24%	1.22%	1.29%	1.31%
Net investment income	3.35%	3.93%	4.06%	4.52%	4.30%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(5)	$71,273	$65,524	$63,948	$64,132	$57,828
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.020	$13.260	$13.570	$9.400	$14.930

Income (Loss) From Operations
Net investment income(1)	$0.802	$0.890	$0.957	$0.971	$0.968
Net realized and unrealized gain (loss)	1.783	(0.185)	(0.290)	4.091	(5.579)
Distributions to preferred shareholders
From net investment income(1)	(0.018)	(0.022)	(0.029)	(0.048)	(0.289)

Total income (loss) from operations	$2.567	$0.683	$0.638	$5.014	$(4.900)

Less Distributions to Common Shareholders
From net investment income	$(0.797)	$(0.923)	$(0.948)	$(0.844)	$(0.630)

Total distributions to common shareholders	$(0.797)	$(0.923)	$(0.948)	$(0.844)	$(0.630)

Net asset value — End of year (Common shares)	$14.790	$13.020	$13.260	$13.570	$9.400

Market value — End of year (Common shares)	$16.380	$13.370	$13.520	$14.040	$8.500

Total Investment Return on Net Asset Value(2)	20.18%	5.64%	4.62%	55.43%	(33.57)%

Total Investment Return on Market Value(2)	29.62%	6.39%	3.10%	77.84%	(29.88)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$69,135	$60,734	$61,717	$62,792	$43,459
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.71%	1.81%	1.79%	1.99%	1.96%
Interest and fee expense(4)	0.11%	0.15%	0.18%	0.24%	0.45%
Total expenses before custodian fee reduction	1.82%	1.96%	1.97%	2.23%	2.41%
Expenses after custodian fee reduction excluding interest and fees	1.71%	1.81%	1.79%	1.99%	1.94%
Net investment income	5.70%	6.96%	6.87%	8.16%	7.22%
Portfolio Turnover	14%	11%	9%	48%	54%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.14%	1.16%	1.18%	1.24%	1.23%
Interest and fee expense(4)	0.07%	0.09%	0.12%	0.15%	0.28%
Total expenses before custodian fee reduction	1.21%	1.25%	1.30%	1.39%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.14%	1.16%	1.18%	1.24%	1.21%
Net investment income	3.78%	4.46%	4.53%	5.08%	4.51%
Senior Securities:
Total preferred shares outstanding	1,337	1,337	1,337	1,337	1,366
Asset coverage per preferred share(5)	$76,709	$70,427	$71,162	$71,966	$56,817
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.310	$13.110	$12.920	$9.350	$15.240

Income (Loss) From Operations
Net investment income(1)	$0.856	$0.950	$0.954	$0.960	$0.987
Net realized and unrealized gain (loss)	2.300	0.179	0.166	3.493	(5.887)
Distributions to preferred shareholders
From net investment income(1)	(0.016)	(0.019)	(0.025)	(0.042)	(0.269)

Total income (loss) from operations	$3.140	$1.110	$1.095	$4.411	$(5.169)

Less Distributions to Common Shareholders
From net investment income	$(0.910)	$(0.910)	$(0.905)	$(0.841)	$(0.721)

Total distributions to common shareholders	$(0.910)	$(0.910)	$(0.905)	$(0.841)	$(0.721)

Net asset value — End of year (Common shares)	$15.540	$13.310	$13.110	$12.920	$9.350

Market value — End of year (Common shares)	$16.150	$13.450	$13.350	$13.200	$7.900

Total Investment Return on Net Asset Value(2)	24.30%	9.06%	8.48%	49.00%	(35.07)%

Total Investment Return on Market Value(2)	27.89%	8.18%	8.16%	80.12%	(40.71)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$85,001	$72,678	$71,372	$69,857	$50,325
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.66%	1.78%	1.74%	1.98%	1.92%
Interest and fee expense(4)	0.18%	0.22%	0.21%	0.24%	0.55%
Total expenses before custodian fee reduction	1.84%	2.00%	1.95%	2.22%	2.47%
Expenses after custodian fee reduction excluding interest and fees	1.66%	1.78%	1.74%	1.98%	1.89%
Net investment income	5.90%	7.40%	7.02%	8.40%	7.21%
Portfolio Turnover	17%	13%	13%	20%	48%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.16%	1.20%	1.18%	1.28%	1.23%
Interest and fee expense(4)	0.13%	0.15%	0.15%	0.15%	0.35%
Total expenses before custodian fee reduction	1.29%	1.35%	1.33%	1.43%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.16%	1.20%	1.18%	1.28%	1.21%
Net investment income	4.14%	5.00%	4.82%	5.43%	4.63%
Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(5)	$88,010	$78,877	$77,909	$76,785	$62,309
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.440	$13.170	$13.520	$10.450	$14.830

Income (Loss) From Operations
Net investment income(1)	$0.786	$0.851	$0.899	$0.945	$0.961
Net realized and unrealized gain (loss)	2.475	0.305	(0.325)	2.974	(4.410)
Distributions to preferred shareholders
From net investment income(1)	(0.020)	(0.025)	(0.033)	(0.055)	(0.303)

Total income (loss) from operations	$3.241	$1.131	$0.541	$3.864	$(3.752)

Less Distributions to Common Shareholders
From net investment income	$(0.831)	$(0.861)	$(0.891)	$(0.794)	$(0.628)

Total distributions to common shareholders	$(0.831)	$(0.861)	$(0.891)	$(0.794)	$(0.628)

Net asset value — End of year (Common shares)	$15.850	$13.440	$13.170	$13.520	$10.450

Market value — End of year (Common shares)	$16.800	$13.320	$13.420	$13.430	$8.550

Total Investment Return on Net Asset Value(2)	24.71%	9.21%	3.96%	38.58%	(25.69)%

Total Investment Return on Market Value(2)	33.34%	6.25%	6.64%	68.25%	(29.83)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$45,284	$38,379	$37,463	$38,295	$29,563
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.76%	1.93%	1.85%	2.08%	2.08%
Interest and fee expense(4)	—	0.01%	0.02%	0.02%	0.26%
Total expenses before custodian fee reduction	1.76%	1.94%	1.87%	2.10%	2.34%
Expenses after custodian fee reduction excluding interest and fees	1.76%	1.93%	1.85%	2.08%	2.06%
Net investment income	5.31%	6.64%	6.53%	7.77%	7.12%
Portfolio Turnover	11%	11%	17%	20%	27%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.15%	1.19%	1.17%	1.26%	1.29%
Interest and fee expense(4)	—	0.01%	0.01%	0.01%	0.16%
Total expenses before custodian fee reduction	1.15%	1.20%	1.18%	1.27%	1.45%
Expenses after custodian fee reduction excluding interest and fees	1.15%	1.19%	1.17%	1.26%	1.28%
Net investment income	3.45%	4.09%	4.13%	4.68%	4.41%
Senior Securities:
Total preferred shares outstanding	909	909	909	909	918
Asset coverage per preferred share(5)	$74,818	$67,221	$66,215	$67,131	$57,209
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year (Common shares)	$13.250	$13.330	$13.380	$10.320	$14.840

Income (Loss) From Operations
Net investment income(1)	$0.786	$0.873	$0.912	$0.928	$0.986
Net realized and unrealized gain (loss)	1.591	(0.062)	(0.063)	2.973	(4.555)
Distributions to preferred shareholders
From net investment income(1)	(0.020)	(0.024)	(0.032)	(0.053)	(0.299)

Total income (loss) from operations	$2.357	$0.787	$0.817	$3.848	$(3.868)

Less Distributions to Common Shareholders
From net investment income	$(0.827)	$(0.867)	$(0.867)	$(0.788)	$(0.652)

Total distributions to common shareholders	$(0.827)	$(0.867)	$(0.867)	$(0.788)	$(0.652)

Net asset value — End of year (Common shares)	$14.780	$13.250	$13.330	$13.380	$10.320

Market value — End of year (Common shares)	$15.100	$13.660	$12.930	$13.050	$9.600

Total Investment Return on Net Asset Value(2)	18.20%	6.53%	6.13%	39.16%	(26.57)%

Total Investment Return on Market Value(2)	17.23%	13.15%	5.57%	45.88%	(20.75)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$40,188	$36,011	$36,210	$36,255	$27,944
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.85%	1.93%	1.88%	2.11%	2.06%
Interest and fee expense(4)	0.04%	0.05%	0.06%	0.21%	0.37%
Total expenses before custodian fee reduction	1.89%	1.98%	1.94%	2.32%	2.43%
Expenses after custodian fee reduction excluding interest and fees	1.85%	1.93%	1.88%	2.11%	2.04%
Net investment income	5.57%	6.71%	6.61%	7.61%	7.23%
Portfolio Turnover	15%	8%	17%	23%	25%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.20%	1.21%	1.20%	1.28%	1.28%
Interest and fee expense(4)	0.02%	0.03%	0.04%	0.13%	0.23%
Total expenses before custodian fee reduction	1.22%	1.24%	1.24%	1.41%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.20%	1.21%	1.20%	1.28%	1.27%
Net investment income	3.59%	4.19%	4.22%	4.63%	4.50%
Senior Securities:
Total preferred shares outstanding	847	847	847	847	889
Asset coverage per preferred share(5)	$72,448	$67,516	$67,752	$67,806	$56,439
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2012, the following Trusts, for federal income tax purposes, had capital loss carryforwards and current year deferred capital losses which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Trusts’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2013	$—	$—	$224,050	$—	$—	$588,403	$389,289
November 30, 2016	6,689,345	692,532	517,712	—	2,354,581	736,482	800,874
November 30, 2017	4,084,290	991,790	337,540	3,185,143	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforward	$16,429,254	$3,464,403	$1,458,688	$8,835,603	$9,805,308	$3,376,009	$3,244,450

Current year deferred capital losses	$1,073,756	$445,924	$361,063	$1,210,103	$654,735	$678,454	$783,890

50

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

As of November 30, 2012, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2012. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2012, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$14,680,000	$4,885,000	$9,455,000	$19,315,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.16 - 0.22	0.16 - 0.22	0.16 - 0.36	0.16 - 0.22	0.17 - 0.22
Collateral for Floating Rate Notes Outstanding	$19,786,750	$7,473,829	$13,888,252	$29,799,053	$3,291,052

51

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

For the year ended November 30, 2012, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$15,197,049	$4,885,000	$9,455,000	$19,534,016	$1,650,000
Average Interest Rate	0.73%	0.79%	0.75%	0.71%	0.87%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2012.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

52

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at November 30, 2012	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.29%
Dividends Accrued to APS Shareholders	$127,665	$51,813	$44,571	$84,946	$86,286	$58,080	$54,721
Average APS Dividend Rates	0.26%	0.26%	0.25%	0.25%	0.26%	0.26%	0.26%
Dividend Rate Ranges (%)	0.11 - 0.40	0.11 - 0.38	0.11 - 0.40	0.11 - 0.40	0.11 - 0.40	0.11 - 0.38	0.11 - 0.38

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of November 30, 2012.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2012 and November 30, 2011 was as follows:

	Year Ended November 30, 2012
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$6,213,859	$2,262,741	$1,680,836	$3,783,341	$5,057,060	$2,428,655	$2,302,056

Ordinary income	$241	$1,816	$—	$25,152	$4,207	$2,953	$790

	Year Ended November 30, 2011
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$6,556,616	$2,546,610	$1,829,137	$4,405,869	$5,061,545	$2,516,322	$2,381,612

Ordinary income	$4,124	$247	$—	$—	$3,109	$9,343	$39,672

53

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

During the year ended November 30, 2012, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount and defaulted bond interest:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Change in:
Paid-in capital	$(995,999)	$—	$(697,198)	$—	$—	$(764,353)	$(502,868)
Accumulated net realized loss	$1,055,823	$15,633	$706,638	$(6,512)	$(5,066)	$780,140	$511,447

Accumulated undistributed net investment income	$(59,824)	$(15,633)	$(9,440)	$6,512	$5,066	$(15,787)	$(8,579)

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Undistributed tax-exempt income	$663,177	$169,679	$117,874	$359,123	$563,460	$129,772	$270,618
Capital loss carryforward and deferred capital losses	$(17,503,010)	$(3,910,327)	$(1,819,751)	$(10,045,706)	$(10,460,043)	$(4,054,463)	$(4,028,340)
Net unrealized appreciation	$18,979,900	$8,534,475	$4,741,341	$11,786,186	$15,523,448	$9,021,383	$5,842,009
Other temporary differences	$—	$(600)	$(262)	$—	$(252)	$(510)	$(634)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, residual interest bonds, futures contracts, accretion of market discount, defaulted bond interest and the timing of recognizing distributions to shareholders.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.655% (0.670% prior to May 1, 2012) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2012, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$1,046,300	$418,507	$317,736	$684,911	$817,444	$429,301	$402,014
Administration Fee	$316,531	$126,605	$96,117	$207,186	$247,295	$129,871	$121,608

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

54

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2012 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$31,260,685	$9,953,807	$7,931,766	$17,408,726	$23,591,092	$8,763,797	$8,939,049
Sales	$27,897,716	$7,186,911	$6,333,098	$14,578,627	$21,977,425	$6,991,448	$9,368,493

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the years ended November 30, 2012 and November 30, 2011 were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Year Ended November 30, 2012	13,698	3,879	10,907	9,350	1,890	2,720
Year Ended November 30, 2011	26,037	9,543	9,594	18,118	10,146	590

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2012, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$135,972,174	$54,974,999	$44,133,701	$89,084,836	$101,424,342	$58,298,171	$54,550,203
Gross unrealized appreciation	$20,063,511	$8,817,151	$4,906,423	$12,669,436	$16,419,934	$9,321,050	$6,740,242
Gross unrealized depreciation	(1,083,611)	(282,676)	(165,082)	(883,250)	(896,486)	(299,667)	(898,233)

Net unrealized appreciation	$18,979,900	$8,534,475	$4,741,341	$11,786,186	$15,523,448	$9,021,383	$5,842,009

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2012, California Trust, Massachusetts Trust, New Jersey Trust, New York Trust and Ohio Trust had payments due to SSBT pursuant to the foregoing arrangement of $1,105,024, $263,708, $219,691, $634,282 and $90,746, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at November 30, 2012. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2012. The Trusts’ average overdraft advances during the year ended November 30, 2012 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

55

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at November 30, 2012 is as follows:

Futures Contracts
Trust	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
California	3/13	68 U.S. 10-Year Treasury Note	Short	$(9,047,613)	$(9,087,563)	$(39,950)
	3/13	48 U.S. 30-Year Treasury Bond	Short	(7,199,537)	(7,203,000)	(3,463)
Massachusetts	3/13	34 U.S. 30-Year Treasury Bond	Short	$(5,099,672)	$(5,102,125)	$(2,453)
Michigan	3/13	6 U.S. 30-Year Treasury Bond	Short	$(899,941)	$(900,375)	$(434)
New Jersey	3/13	145 U.S. 30-Year Treasury Bond	Short	$(21,685,165)	$(21,759,063)	$(73,898)
New York	3/13	43 U.S. 30-Year Treasury Bond	Short	$(6,449,586)	$(6,452,688)	$(3,102)
Ohio	3/13	18 U.S. 30-Year Treasury Bond	Short	$(2,699,826)	$(2,701,125)	$(1,299)
Pennsylvania	3/13	50 U.S. 30-Year Treasury Bond	Short	$(7,477,643)	$(7,503,125)	$(25,482)

At November 30, 2012, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2012 were as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Liability Derivative:

Futures Contracts	$(43,413	)(1)	$(2,453	)(1)	$(434	)(1)	$(73,898	)(1)	$(3,102	)(1)	$(1,299	)(1)	$(25,482	)(1)
Total	$(43,413)		$(2,453)		$(434)		$(73,898)		$(3,102)		$(1,299)		$(25,482)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

56

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2012 was as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(903,437	)(1)	$(381,782	)(1)	$(102,698	)(1)	$(1,365,995	)(1)	$(482,767	)(1)	$(219,914	)(1)	$(471,033	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(120,303	)(2)	$(18,749	)(2)	$(11,388	)(2)	$(250,376	)(2)	$(23,473	)(2)	$(25,239	)(2)	$(86,337	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended November 30, 2012, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Notional Amount:

Futures Contracts	$11,600,000	$3,600,000	$646,000	$14,500,000	$4,546,000	$1,846,000	$5,000,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

57

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

At November 30, 2012, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$169,632,074	$—	$169,632,074

Total Investments	$—	$169,632,074	$—	$169,632,074

Liability Description

Futures Contracts	$(43,413)	$—	$—	$(43,413)

Total	$(43,413)	$—	$—	$(43,413)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,394,474	$—	$68,394,474

Total Investments	$—	$68,394,474	$—	$68,394,474

Liability Description

Futures Contracts	$(2,453)	$—	$—	$(2,453)

Total	$(2,453)	$—	$—	$(2,453)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$48,875,042	$—	$48,875,042

Total Investments	$—	$48,875,042	$—	$48,875,042

Liability Description

Futures Contracts	$(434)	$—	$—	$(434)

Total	$(434)	$—	$—	$(434)

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$110,326,022	$—	$110,326,022

Total Investments	$—	$110,326,022	$—	$110,326,022

Liability Description

Futures Contracts	$(73,898)	$—	$—	$(73,898)

Total	$(73,898)	$—	$—	$(73,898)

58

Eaton Vance

Municipal Income Trusts

November 30, 2012

Notes to Financial Statements — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$135,440,390	$—	$135,440,390
Miscellaneous	—	—	822,400	822,400

Total Investments	$—	$135,440,390	$822,400	$136,262,790

Liability Description

Futures Contracts	$(3,102)	$—	$—	$(3,102)

Total	$(3,102)	$—	$—	$(3,102)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,319,554	$—	$67,319,554

Total Investments	$—	$67,319,554	$—	$67,319,554

Liability Description

Futures Contracts	$(1,299)	$—	$—	$(1,299)

Total	$(1,299)	$—	$—	$(1,299)

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,042,212	$—	$62,042,212

Total Investments	$—	$62,042,212	$—	$62,042,212

Liability Description

Futures Contracts	$(25,482)	$—	$—	$(25,482)

Total	$(25,482)	$—	$—	$(25,482)

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the year ended November 30, 2012 is not presented.

At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

59

Eaton Vance

Municipal Income Trusts

November 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively, the “Trusts”), including the portfolios of investments, as of November 30, 2012, and the related statements of operations for the year then ended, the statement of cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2012, the results of their operations for the year then ended, the cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 16, 2013

60

Eaton Vance

Municipal Income Trusts

November 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Trusts designate the following percentages of dividends from net investment income as exempt-interest dividends:

Eaton Vance California Municipal Income Trust	100.00%
Eaton Vance Massachusetts Municipal Income Trust	99.92%
Eaton Vance Michigan Municipal Income Trust	100.00%
Eaton Vance New Jersey Municipal Income Trust	99.34%
Eaton Vance New York Municipal Income Trust	99.92%
Eaton Vance Ohio Municipal Income Trust	99.88%
Eaton Vance Pennsylvania Municipal Income Trust	99.97%

61

Eaton Vance

Municipal Income Trusts

November 30, 2012

Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

62

Eaton Vance

Municipal Income Trusts

November 30, 2012

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2012, Trust records indicate that there are 104, 95, 65, 113, 103, 85 and 106 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,196, 1,181, 1,204, 1,742, 2,192, 1,456 and 1,357 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

63

Eaton Vance

Municipal Income Trusts

November 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2013. 3 years. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2013. 2 years. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty(A) 1963	Class I Trustee	Until 2015. 3 years. Trustee since 2006.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Class II Trustee	Until 2013. 3 years. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Class III Trustee	Until 2014. 3 years. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

64

Eaton Vance

Municipal Income Trusts

November 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class I Trustee	Until 2015. 3 years. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2015. 3 years. Trustee since 1998.

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class II Trustee	Until 2013. 3 years. Chairman of the Board since 2007 and Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) During Past Five Years

Cynthia J. Clemson 1963	President of CEV, EMI, EVY, EVO and EVP	Since 2005	Vice President of EVM and BMR.

Thomas M. Metzold 1958	President of MMV and EVJ	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

65

Eaton Vance

Municipal Income Trusts

November 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(A)	APS Trustee.

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

67

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

147-1/13	CE-MUNISRC7

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2011 and November 30, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/11	11/30/12
Audit Fees	$24,500	$26,160
Audit-Related Fees(1)	$3,915	$3,915
Tax Fees(2)	$7,900	$8,360
All Other Fees(3)	$300	$0

Total	$36,615	$38,435

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30, 2011 and November 30, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/11	11/30/12
Registrant	$12,115	$12,275
Eaton Vance(1)	$287,931	$662,119

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Helen Frame Peters, Lynn A. Stout and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.

The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Income Trust, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Income Trust and Eaton Vance Ohio Municipal Income Trust, Craig R. Brandon, portfolio manager of Eaton Vance Massachusetts Municipal Income Trust and Eaton Vance New York Municipal Income Trust and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust and Eaton Vance Pennsylvania Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.

Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a co-Director of Municipal Investments and Vice President of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”), an Eaton Vance subsidiary. Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	10	$2,493.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William H. Ahern, Jr.
Registered Investment Companies	13	$2,587.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$23.4	0	$0

Craig R. Brandon
Registered Investment Companies	13	$1,498.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	13	$1,117.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$23.4	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Portfolio Manager and Fund Name	Dollar Range of Equity Securities Owned in the Fund

Cynthia J. Clemson
California Municipal Income Trust	None

William H. Ahern, Jr.
Michigan Municipal Income Trust	None
Ohio Municipal Income Trust	None

Craig R. Brandon
Massachusetts Municipal Income Trust	None

New York Municipal Income Trust	None

Adam A. Weigold
New Jersey Municipal Income Trust	None

Pennsylvania Municipal Income Trust	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	January 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 8, 2013

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	January 8, 2013